Share-based payment - Summary of Changes in Share-based Compensation Plan (Detail)	12 Months Ended
	Dec. 31, 2017 BRL (R$) yr	Dec. 31, 2016 BRL (R$) yr	Dec. 31, 2015 BRL (R$) yr
Disclosure Of Share Based Compensation Plans [Line Items]
Exercised	R$ 42.06	R$ 35.15	R$ 31.24
Simple options Weighted average exercise price	36.94	31.89	29.48
Options exercisable at the end of the period	40.98	33.40	29.23
Options outstanding but not exercisable	30.45	28.29	29.75
Granted	0	0	0
Canceled / Forfeited	41.11	35.91	36.44
Exercised	35.58	26.92	22.11
Simple options Weighted average exercise price	37.81	36.94	31.89
Options exercisable at the end of the period	R$ 37.81	40.98	33.40
Options outstanding but not exercisable		R$ 30.45	R$ 28.29
Beginning balance	38,033,506	50,543,148	60,678,323
Options exercisable at the end of the period	23,440,177	35,647,958	31,759,519
Options outstanding but not exercisable	14,593,329	14,895,190	28,918,804
Canceled / Forfeited	(1,204,728)	(127,798)	(9,968,681)
Exercised	(20,485,872)	(12,381,844)	(166,494)
Ending balance	16,342,906	38,033,506	50,543,148
Options exercisable at the end of the period	16,342,906	23,440,177	35,647,958
Options outstanding but not exercisable		14,593,329	14,895,190
Weighted average of remaining contractual life (years) | yr	1.28	2.63	2.60
Bottom of range [member]
Disclosure Of Share Based Compensation Plans [Line Items]
Granting			R$ 23.95
Top of range [member]
Disclosure Of Share Based Compensation Plans [Line Items]
Granting			36.62
Partner plan [Member]
Disclosure Of Share Based Compensation Plans [Line Items]
Exercised	R$ 32.33	R$ 19.45	R$ 26.56
Beginning balance	35,462,379	33,666,355	29,407,871
Granted	7,041,957	12,392,845	11,442,795
Cancelled	(931,658)	(370,039)	(889,690)
Exercised	(7,523,051)	(10,226,782)	(6,294,621)
Ending balance	34,049,627	35,462,379	33,666,355
Weighted average of remaining contractual life (years) | yr	2.46	2.73	2.02
Variable compensation [Member]
Disclosure Of Share Based Compensation Plans [Line Items]
Exercised	R$ 38.23	R$ 21.96	R$ 28.40
Beginning balance	24,539,406	22,325,573	17,492,005
Granted	8,556,882	13,422,462	13,792,517
Delivered	(12,048,631)	(11,136,079)	(8,306,134)
Cancelled	(227,675)	(72,550)	(652,815)
Ending balance	20,819,982	24,539,406	22,325,573
Range of exercise prices granting two thousand ten to two thousand eleven [Member] | Bottom of range [member]
Disclosure Of Share Based Compensation Plans [Line Items]
Granting	R$ 21.71		R$ 21.71
Range of exercise prices granting two thousand ten to two thousand eleven [Member] | Top of range [member]
Disclosure Of Share Based Compensation Plans [Line Items]
Granting	41.31		R$ 38.90
Range of exercise prices granting two thousand twelve [Member]
Disclosure Of Share Based Compensation Plans [Line Items]
Granting	R$ 30.45
Range of exercise prices granting two thousand nine to two thousand ten [Member] | Bottom of range [member]
Disclosure Of Share Based Compensation Plans [Line Items]
Granting		R$ 25.66
Range of exercise prices granting two thousand nine to two thousand ten [Member] | Top of range [member]
Disclosure Of Share Based Compensation Plans [Line Items]
Granting		41.69
Range of exercise prices granting two thousand eleven to two thousand twelve [Member] | Bottom of range [member]
Disclosure Of Share Based Compensation Plans [Line Items]
Granting		30.45
Range of exercise prices granting two thousand eleven to two thousand twelve [Member] | Top of range [member]
Disclosure Of Share Based Compensation Plans [Line Items]
Granting		R$ 40.72